Commitments And Contingencies Unsecured Creditors Litigation (Details) (Pending Litigation [Member], Unsecured Creditors Litigation [Member], USD $)	12 Months Ended
Dec. 31, 2014
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value Per Unit in Excess of Benchmark	$ 32.50
Loss Contingency, Damages Sought, Unit in Excess of Benchmark	67.50
Loss Contingency, Range of Possible Loss, Maximum	300,000,000
Loss Contingency Accrual	0
Litigation, Damages Benchmark, Fourth LLP Agreement [Member]
Loss Contingencies [Line Items]
Cumulative Distributions Threshold	$ 7,200,000,000